Redeemable Class A units, Members' Equity, and Stockholders' Equity - Additional Information (Details) - USD ($)			12 Months Ended
	Oct. 30, 2020	Sep. 23, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Preferred stock, authorized			50,000,000
Preferred stock, par value			$ 0.01
Description of common stock voting rights			Holders of Class A and Class B common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. Holders of our Class A common stock and Class B common stock will vote together as a single class on all matters (including the election of directors) submitted to a vote of stockholders, unless otherwise required by law.
Common stock, terms of conversion features			Holders of our Class B common stock are not entitled to receive dividends and will not be entitled to receive any distributions upon the liquidation, dissolution or winding up of the Company. Shares of our Class B common stock are issuable only in connection with the corresponding issuance of an equal number of Class B-1 units. Shares of Class B common stock may only be issued to the extent necessary to maintain the one-to-one ratio between the Class B-1 unit held by the non-controlling interest holders and the number of shares of Class B common stock held by the noncontrolling interest holders. Shares of Class B common stock are transferable only together with an equal number of LLC Interests. Each share of our Class B common stock will be redeemed and cancelled by us if the holder exchanges one Class B-1 unit, together with the corresponding share of Class B common stock, for one share of Class A common stock (or, at our election, cash of an equivalent value).
Common stock, conversion basis			We must, at all times, maintain a one-to-one ratio between the number of outstanding shares of Class A common stock and the number of Class A-1 unit owned by us (subject to certain exceptions for treasury shares and shares underlying certain convertible or exchangeable securities).
Proceeds from initial public offering, net of underwriting discounts and commissions			$ 12,200,000	$ 0.0	$ 0.0
QL Holdings LLC | QL Holdings LLC and Subsidiaries
Class Of Stock [Line Items]
Borrowings		$ 210,000,000
Class B-1 Units | QL Holdings LLC and Subsidiaries
Class Of Stock [Line Items]
Common stock held by subsidiary	41,620
Ownership percentage	43.50%
Conversion of redeemable convertible preferred units			284,221
Class A | QL Holdings LLC and Subsidiaries
Class Of Stock [Line Items]
Members' capital, outstanding				1,136,842
Initial Public Offering (IPO) | QL Holdings LLC and Subsidiaries | Intermediate Holdco
Class Of Stock [Line Items]
Proceeds from initial public offering, net of underwriting discounts and commissions			$ 16,300,000
Initial Public Offering (IPO) | QL Holdings LLC and Subsidiaries | Intermediate Holdco | 2020 Term Loan Facility
Class Of Stock [Line Items]
Proceeds from initial public offering, net of underwriting discounts and commissions			23,600,000
Initial Public Offering (IPO) | Class B-1 Units
Class Of Stock [Line Items]
Number of shares repurchased	4,772,449
Initial Public Offering (IPO) | Class B-1 Units | Intermediate Holdco
Class Of Stock [Line Items]
Proceeds from initial public offering, net of underwriting discounts and commissions			$ 84,300,000
Number of shares repurchased			4,772,449
Preferred Stock
Class Of Stock [Line Items]
Preferred stock, authorized			50,000,000
Preferred stock, par value			$ 0.01
Class A Common
Class Of Stock [Line Items]
Common stock, authorized			1,000,000,000
Common stock, par value			$ 0.01
Common stock, outstanding			33,400,000
Class A Common | Initial Public Offering (IPO)
Class Of Stock [Line Items]
Shares issued	7,027,606
Public offering price, per share	$ 19.00
Proceeds from initial public offering, net of underwriting discounts and commissions	$ 124,200,000
Class A Common | Underwriters' Over-allotment Option
Class Of Stock [Line Items]
Shares issued	769,104
Class B Common
Class Of Stock [Line Items]
Common stock, authorized			100,000,000
Common stock, par value			$ 0.01
Common stock, outstanding	25,536,043		25,500,000
Redeemable Class A | QL Holdings LLC and Subsidiaries
Class Of Stock [Line Items]
Redeemable units				284,211